Consolidated Statements of Operations (June 30, 2019) (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017
Total revenue	$ 1,607,269		$ 204,432		$ 3,084,721	$ 754,253	$ 3,183,142		$ 939,252
Cost of revenue	1,733,041		190,329		3,160,526	486,472	2,605,694		780,409
Gross margin (loss)	(125,772)		14,103		(75,805)	267,781	577,448		158,843
Operating expenses
Product development, sales and marketing	259,356		108,632		416,146	113,164	453,364		317,568
General and administrative	2,203,524		208,252		4,106,732	365,699	4,998,506		611,403
Depreciation and amortization	25,658		11,221		34,184	17,935	35,980		61,543
Total operating expenses	2,488,538		328,105		4,557,062	496,798	5,487,850		940,514
Loss from operations	(2,614,310)		(314,002)		(4,632,867)	(229,017)	(4,910,402)		(781,671)
Other income (expenses)
Loss on settlement of accrued liabilities	(10,000)		(208,322)		(10,000)	(208,322)	(210,422)	$ 0	0
Interest expense	(847,519)		(145,715)		(2,512,115)	(164,079)	(2,019,953)		(114,916)
Change in fair value of derivative liabilities	0		4,810		0	9,195	9,195		48,727
Other income (expenses)	(857,519)		(349,227)		(2,522,115)	(363,206)	5,075,586		(66,189)
Net loss	(3,471,829)	$ (3,683,153)	(663,229)	$ 71,006	(7,154,982)	(592,223)	165,184	(847,860)	(847,860)
Net loss attributable to non-controlling interest	(90,994)		0		(180,969)	0	659,159		0
Net loss attributable to Globe Photos, Inc.	$ (3,380,835)		$ (663,229)		$ (6,974,013)	$ (592,223)	$ (493,975)	(847,860)	$ (847,860)
Per-share data
Basic and diluted loss per share	$ (0.41)		$ (0.08)		$ (0.85)	$ (0.07)	$ 0.00		$ 0.00
Weighted average number of common shares outstanding	8,278,108		8,130,543		8,221,685	8,132,204	325,646,169		325,441,032
License Revenue [Member]
Total revenue	$ 79,211		$ 83,818		$ 197,498	$ 314,593	$ 567,553	259,212
Image Revenue [Member]
Total revenue	$ 1,528,058		$ 120,614		$ 2,887,223	$ 439,660	$ 2,615,589	$ 680,040